Note 31 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Details of financial commitments [text block]
	December 31, 2025	December 31, 2024
Margin lending services	$86,437	$86,130
Other lending services	275,930	50,000
Total financial commitments	$362,367	$136,130